Stockholders’ Equity - Schedule of Warrant Activity (Details) - Stock Warrants [Member] - USD ($)			9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of Warrants, Ending balance	11,245		2,666,096	11,245
Weighted Average Exercise Price, Ending balance	$ 54.78		$ 2.66	$ 54.78
Weighted Average Remaining Contractual Term (Years), Ending balance	4 years 1 month 17 days		3 years 6 months 18 days	4 years 1 month 17 days
Aggregate Intrinsic Value, Ending balance			$ 4,239,093
Number of Warrants, Exercisable	11,245		2,666,096	11,245
Weighted Average Exercise Price, Exercisable	$ 54.78		$ 2.66	$ 54.78
Weighted Average Remaining Contractual Term (Years), Exercisable			3 years 6 months 18 days	4 years 1 month 17 days
Aggregate Intrinsic Value, Exercisable			$ 4,239,093
Number of Warrants, Granted			4,431,952	11,245
Weighted Average Exercise Price, Granted			$ 3.02	$ 54.78
Weighted Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted